Expenses by nature	12 Months Ended
Dec. 31, 2020
Expenses by nature [Abstract]
Expenses by nature	Expenses by nature

	For the year ended December 31,
	2020	2019	2018

Transactions costs (i)	(2,773,436)	(1,815,374)	(1,246,480)
Cost of goods sold (ii)	—	(463,293)	(567,807)
Marketing and advertising	(510,840)	(476,466)	(375,519)
Personnel expenses (iii)	(619,137)	(399,104)	(546,826)
Financial expenses (iv)	(109,232)	(38,138)	(31,209)
Chargebacks (v)	(288,309)	(200,633)	(71,491)
Depreciation and amortization (vi)	(376,335)	(128,348)	(95,363)
Other	(362,693)	(273,314)	(182,374)
	(5,039,982)	(3,794,670)	(3,117,069)
Classified as:
Cost of services	(3,772,298)	(2,236,066)	(1,510,770)
Cost of sales	—	(526,021)	(633,929)
Selling expenses	(617,463)	(565,170)	(351,439)
Administrative expenses	(563,893)	(427,366)	(581,668)
Financial expenses	(109,232)	(38,138)	(31,209)
Other income (expenses), net	22,904	(1,909)	(8,054)
	(5,039,982)	(3,794,670)	(3,117,069)

(i)In the Twelve-month period ended December 31, 2020, the increase is mainly represented by R$186,492 (R$83,374 in the twelve-month periods ended December 31, 2019) related to taxes paid on intercompany sale of POS devices and the amount of R$212,813 (R$120,870 in the twelve-month periods ended December 31, 2019) related to other costs, mainly freight, maintenance of POS devices and storage. Additionally, in the twelve-month periods ended December 31, 2020, costs in the amount of R$1,680,441 (R$1,390,600 and R$1,037,376 in the twelve-month periods ended December 31, 2019 and 2018), are related to interchange with the card issuers costs and the costs in amount of R$432,361 (R$292,629 and R$125,367 in the twelve-month periods ended December 31, 2019 and 2018), are related to card scheme fees.
(ii)On September 1st, 2019, the Company changed its POS police to merchants from sale to membership fee.
(iii)Includes R$207,012, R$156,273 and R$264,179 of compensation expenses related to the LTIP, LTIP goals and LTIP social charges for the twelve-month period ended December 31, 2020, 2019 and 2018, respectively.
(iv)Relates mainly to the early payment of receivables, which in the twelve-month period ended December 31, 2020 amounted to R$49,205 (R$20,570 and R$1,476 in the twelve-month periods ended December 31, 2019 and 2018) and interest of deposits in the twelve-month period ended December 31, 2020 amounted to R$43,616.
(v)Chargebacks refer mainly to losses recognized during the period related to fraud on card processing operations, as detailed in Note 25.
(iv)Depreciation and amortization amounts incurred in the period are segregated between costs and expenses as presented below:

	For the year ended December 31,
	2020	2019	2018

Depreciation
Cost of sales and services (i)	(187,284)	(33,421)	(4,012)
Selling expenses	(25)	(28)	(13)
Administrative expenses	(17,319)	(4,421)	(1,760)
	(204,628)	(37,870)	(5,785)
Amortization
Cost of sales and services	(174,943)	(97,765)	(97,856)
Administrative expenses	(4,709)	(1,892)	(795)
	(179,652)	(99,657)	(98,651)
PIS and COFINS credits (ii)	7,945	9,179	9,073
Depreciation and amortization expense, net	(376,335)	(128,348)	(95,363)

(i)The depreciation of POS in of the twelve-month period ended December 31, 2020, amounted to R$172,519 ( R$15,490 in the twelve-month period ended December 31, 2019).
(ii)PagSeguro Brazil has a tax benefit on PIS and COFINS that allows it to reduce the depreciation and amortization over some operational expenses when incurred. This tax benefit is recognized directly as a reduction of depreciation and amortization expense.